Development, Exclusivity and Option Products Agreement (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 28, 2025	Jun. 30, 2025
Development, Exclusivity and Option Products Agreement [Abstract]
Receive amount		$ 50,000
Upfront cash payment		14,000
Proceeds of payments		$ 36,000
Contingent payment	$ 2,000